LEGG MASON CHARLES STREET TRUST, INC.
       Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio
                    Legg Mason Global Opportunities Bond Fund
                          LEGG MASON GLOBAL TRUST, INC.
                 Legg Mason Batterymarch Emerging Markets Trust
               Legg Mason Batterymarch International Equity Trust
                LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.
                        LEGG MASON INVESTMENT TRUST, INC.
                 Legg Mason Capital Management Opportunity Trust
                        LEGG MASON INVESTORS TRUST, INC.
         Legg Mason Capital Management American Leading Companies Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       LEGG MASON LIGHT STREET TRUST, INC.
                        Legg Mason Classic Valuation Fund
          LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.
                 LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.
                         LEGG MASON TAX FREE INCOME FUND
                    Legg Mason Maryland Tax-Free Income Trust


                    SUPPLEMENT DATED OCTOBER 16, 2009 TO THE
                      PROSPECTUS OF EACH FUND LISTED ABOVE



All reference to Legg Mason Fund Adviser, Inc. ("LMFA") should be replaced by Legg Mason Partners Fund Advisor, LLC ("LMPFA").




 This supplement should be retained with your Prospectus for future reference.













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